Intangible assets (Tables) - MiX Telematics Limited [Member]	12 Months Ended
Mar. 31, 2024
Schedule of intangible assets

Intangible assets comprise the following (in thousands):

		As of March 31, 2023			As of March 31, 2024
	Useful life (in years)	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Patents and trademarks	3 - 10	$90	$(63)	$27	$91	$(67)	$24
Customer relationships	1 - 10	8,234	(3,061)	5,173	6,000	(1,955)	4,045
Internal-use software, technology and other	1 - 20	39,031	(22,336)	16,695	39,079	(22,356)	16,723
Total		$47,355	$(25,460)	$21,895	$45,170	$(24,378)	$20,792

Schedule of estimated future amortization expense	As of March 31, 2024, the estimated future amortization expense is as follows (in thousands):
Years ending March 31,
2025	$7,553
2026	5,766
2027	4,964
2028	2,219
2029	279
Thereafter	11
Total	$20,792